CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 58,440	$ 57,336
Short-term bank deposits		1,480	49,000
Trade receivables (net of allowance for credit loss of $7,327 and $9,104 at December 31, 2025 and 2024, respectively)		48,292	46,880
Other accounts receivable and prepaid expenses		21,323	49,505
Held for sale asset		29,278	33,146
Inventories		94,275	112,609
Total current assets		253,088	348,476
LONG-TERM ASSETS:
Severance pay fund		1,245	1,526
Deferred tax assets, net		4,010	2,910
Long-term deposits and other		5,179	4,750
Property, plant and equipment, net	[1]	30,146	75,724
Operating lease right-of-use assets	[2]	104,774	115,392
Intangible assets, net		0	263
Total long-term assets		145,354	200,565
Total assets		398,442	549,041
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long- term bank loan and other		2,853	4,555
Trade payables		37,779	52,838
Related party		247	206
Short term legal settlements and loss contingencies		38,577	42,706
Accrued expenses and other liabilities		58,718	51,383
Total current liabilities		138,174	151,688
LONG-TERM LIABILITIES:
Long-term loan from related parties		0	444
Accrued severance pay		2,886	2,978
Deferred tax liabilities, net		2,168	2,439
Long-term warranty provision		889	902
Long term legal settlements and loss contingencies		8,735	9,492
Long-term operating lease liabilities		106,377	107,313
Total long-term liabilities		121,055	123,568
COMMITMENTS AND CONTINGENT LIABILITIES
REDEEMABLE NON-CONTROLLING INTEREST		0	2,200
Share capital-
Ordinary shares of NIS 0.04 par value - 200,000,000 shares authorized at December 31, 2025 and 2024; 35,676,995 and 35,652,146 issued at December 31, 2025 and 2024, respectively; 34,573,899 and 34,549,050 shares outstanding at December 31, 2025 and 2024, respectively		371	371
Additional paid-in capital		167,700	166,500
Capital fund related to non-controlling interest		(5,587)	(5,587)
Accumulated other comprehensive loss, net		(10,874)	(14,870)
Retained earnings		27,033	164,601
Treasury shares at cost – 1,103,096 ordinary shares at December 31, 2025 and 2024		(39,430)	(39,430)
Total equity		139,213	271,585
Total liabilities and equity		$ 398,442	$ 549,041

[1]	During 2025, following the Company's decision to cease manufacturing activities in its Bar-Lev manufacturing facility, it was determined that it met all criteria to be classified as assets held-for-sale. The Company recorded an impairment loss for the excess of the book value over its fair value related to held-for-sale asset, in the amount of $32,651 (see also Note 2k).
[2]	Following the closures of the Sdot Yam and Bar Lev plants, the Company assessed the recoverability of the related right-of-use assets associated with non-cancelable lease agreements effective through 2032. The Company recorded impairment charges of $16,575 in 2023 and $6,859 in 2025, respectively. (See also note 2k).